NATIONWIDE

VARIABLE

ACCOUNT-8

Annual Report

to

Contract Owners

December 31, 2012

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide Variable Account-8:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-8 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2012, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2012, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2013

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Assets:
Investments at fair value:

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
22,943 shares (cost $613,741)	$762,636
Mid-Cap Value Portfolio: Class 1 (JPMMV1)
13,067 shares (cost $76,045)	106,757
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
18,669 shares (cost $586,048)	751,973
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
49,436 shares (cost $225,783)	304,525
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
23,030 shares (cost $964,992)	852,797
Emerging Markets Debt Portfolio - Class I (MSEM)
1,477 shares (cost $11,246)	14,056
U.S. Real Estate Portfolio - Class I (MSVRE)
43,931 shares (cost $536,896)	684,889
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
61,806 shares (cost $866,654)	943,166
Federated NVIT High Income Bond Fund - Class I (HIBF)
46,446 shares (cost $308,784)	320,476
NVIT Emerging Markets Fund - Class III (GEM3)
21,272 shares (cost $233,091)	251,643
NVIT International Equity Fund - Class I (GIG)
19,197 shares (cost $171,171)	176,040
NVIT International Equity Fund - Class III (GIG3)
20,264 shares (cost $182,887)	186,021
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
389 shares (cost $3,574)	3,246
NVIT Core Bond Fund - Class I (NVCBD1)
1,948 shares (cost $20,332)	22,035
NVIT Nationwide Fund - Class I (TRF)
149,295 shares (cost $1,586,559)	1,521,313
NVIT Government Bond Fund - Class I (GBF)
249,227 shares (cost $2,936,309)	2,898,511
American Century NVIT Growth Fund - Class I (CAF)
12,127 shares (cost $139,271)	189,181
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2,605 shares (cost $22,014)	26,028
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
27,482 shares (cost $282,084)	285,810
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
143,535 shares (cost $1,516,575)	1,616,203
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
81,643 shares (cost $943,254)	911,140
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
71,546 shares (cost $713,978)	786,288
NVIT Mid Cap Index Fund - Class I (MCIF)
105,615 shares (cost $1,831,299)	2,009,856
NVIT Money Market Fund - Class I (SAM)
2,993,024 shares (cost $2,993,024)	2,993,024

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
379 shares (cost $3,266)	3,816
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2,520 shares (cost $25,831)	26,563
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
39,080 shares (cost $292,835)	415,816
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
147 shares (cost $1,405)	1,523
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
23,981 shares (cost $323,702)	417,024
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
46,409 shares (cost $472,041)	547,625
NVIT Multi-Manager Small Company Fund - Class I (SCF)
55,852 shares (cost $1,064,587)	1,093,029
NVIT Large Cap Growth Fund - Class I (NVOLG1)
411,165 shares (cost $6,229,582)	7,117,273
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
19,087 shares (cost $184,578)	217,976
NVIT Real Estate Fund - Class I (NVRE1)
2,607 shares (cost $20,960)	24,689
VP Income & Growth Fund - Class I (ACVIG)
76,834 shares (cost $498,398)	530,157
VP International Fund - Class I (ACVI)
161,959 shares (cost $1,253,128)	1,446,292
VP International Fund - Class III (ACVI3)
20,100 shares (cost $180,124)	179,493
VP Ultra(R) Fund - Class I (ACVU1)
2,233 shares (cost $20,773)	24,118
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
11,114 shares (cost $117,497)	150,710
Appreciation Portfolio - Initial Shares (DCAP)
20,575 shares (cost $728,707)	832,676
Quality Bond Fund II - Primary Shares (FQB)
95,208 shares (cost $1,005,503)	1,123,449
VIP Equity-Income Portfolio - Service Class (FEIS)
114,325 shares (cost $2,560,301)	2,271,647
VIP Growth Portfolio - Service Class (FGS)
111,195 shares (cost $3,565,433)	4,664,629
VIP High Income Portfolio - Service Class (FHIS)
129,870 shares (cost $719,931)	750,650
VIP Overseas Portfolio - Service Class (FOS)
35,783 shares (cost $663,076)	573,236
VIP Overseas Portfolio - Service Class R (FOSR)
7,597 shares (cost $114,631)	121,559
VIP Value Strategies Portfolio - Service Class (FVSS)
37,084 shares (cost $279,005)	410,890
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)
68,861 shares (cost $795,479)	798,105
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I (SBTRP)
132,381 shares (cost $2,985,398)	2,723,082
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
85,611 shares (cost $1,203,977)	1,319,268

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2012

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
76,808 shares (cost $588,425)	623,684
Guardian Portfolio - I Class Shares (AMGP)
3,130 shares (cost $50,804)	63,859
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
34,584 shares (cost $633,357)	1,071,054
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
29,170 shares (cost $258,216)	338,370
Socially Responsive Portfolio - I Class Shares (AMSRS)
218 shares (cost $2,179)	3,463
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
99,365 shares (cost $1,884,526)	2,381,767
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
26,118 shares (cost $928,945)	1,431,247
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
47,226 shares (cost $626,286)	637,556
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
9,872 shares (cost $297,455)	287,567

Total Investments	$53,241,476

Accounts Receivable-NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	3
Accounts Receivable-Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	5

Other Accounts Payable	(145)
Accounts Payable-NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)	(6)

$53,241,333

Contract Owners’ Equity:
Accumulation units	53,241,333

Total Contract Owners’ Equity (note 5)	$53,241,333

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	Total	DSRG	JPMMV1	JACAS	JAGTS	JAIGS	MSEM	MSVRE
Reinvested dividends	$718,169	6,761	1,541	4,560	-	6,132	373	6,519
Mortality and expense risk charges (note 2)	(793,581)	(11,592)	(1,840)	(12,275)	(4,883)	(12,335)	(182)	(10,683)

Net investment income (loss)	(75,412)	(4,831)	(299)	(7,715)	(4,883)	(6,203)	191	(4,164)

Realized gain (loss) on investments	861,497	13,235	25,751	166,639	54,901	125,772	16	35,622
Change in unrealized gain (loss) on investments	5,243,848	72,664	(2,466)	15,213	(549)	(201,893)	1,769	67,555

Net gain (loss) on investments	6,105,345	85,899	23,285	181,852	54,352	(76,121)	1,785	103,177

Reinvested capital gains	637,085	-	-	-	-	117,095	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$6,667,018	81,068	22,986	174,137	49,469	34,771	1,976	99,013

Investment Activity:	NVAMV1	HIBF	GEM3	GIG	GIG3	NVNMO1	NVCBD1	TRF
Reinvested dividends	$9,316	25,586	1,200	1,483	1,546	46	661	21,479
Mortality and expense risk charges (note 2)	(13,907)	(4,403)	(4,160)	(2,562)	(1,604)	(48)	(310)	(22,722)

Net investment income (loss)	(4,591)	21,183	(2,960)	(1,079)	(58)	(2)	351	(1,243)

Realized gain (loss) on investments	14,044	(3,631)	32,382	(194)	(5,159)	(229)	126	43,979
Change in unrealized gain (loss) on investments	73,663	20,312	22,290	24,925	20,015	618	721	154,893

Net gain (loss) on investments	87,707	16,681	54,672	24,731	14,856	389	847	198,872

Reinvested capital gains	38,965	-	-	-	-	222	145	-

Net increase (decrease) in contract owners’ equity resulting from operations	$122,081	37,864	51,712	23,652	14,798	609	1,343	197,629

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	GBF	CAF	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	MCIF
Reinvested dividends	$65,655	1,065	390	5,146	26,620	14,601	13,332	21,820
Mortality and expense risk charges (note 2)	(45,111)	(2,819)	(380)	(5,095)	(19,048)	(15,258)	(11,029)	(31,055)

Net investment income (loss)	20,544	(1,754)	10	51	7,572	(657)	2,303	(9,235)

Realized gain (loss) on investments	42,126	15,862	2,897	15,238	(25,543)	(40,244)	(1,516)	78,053
Change in unrealized gain (loss) on investments	(109,901)	10,597	935	(4,425)	141,958	165,788	45,057	103,293

Net gain (loss) on investments	(67,775)	26,459	3,832	10,813	116,415	125,544	43,541	181,346

Reinvested capital gains	99,086	-	-	4,322	-	-	3,239	149,445

Net increase (decrease) in contract owners’ equity resulting from operations	$51,855	24,705	3,842	15,186	123,987	124,887	49,083	321,556

Investment Activity:	SAM	NVMIG3	NVMLG1	NVMMG1	NVMMV2	SCGF	SCVF	SCF
Reinvested dividends	$-	22	130	-	17	-	4,568	1,685
Mortality and expense risk charges (note 2)	(47,613)	(49)	(342)	(6,265)	(19)	(6,290)	(7,718)	(16,109)

Net investment income (loss)	(47,613)	(27)	(212)	(6,265)	(2)	(6,290)	(3,150)	(14,424)

Realized gain (loss) on investments	-	5	464	35,685	1	40,322	(16,097)	(49,280)
Change in unrealized gain (loss) on investments	-	497	1,990	(13,526)	56	16,926	116,972	212,938

Net gain (loss) on investments	-	502	2,454	22,159	57	57,248	100,875	163,658

Reinvested capital gains	-	-	650	39,053	142	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(47,613)	475	2,892	54,947	197	50,958	97,725	149,234

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	NVOLG1	EIF	NVRE1	ACVIG	ACVI	ACVI3	ACVU1	DVSCS
Reinvested dividends	$50,950	2,647	258	11,785	11,641	1,944	-	484
Mortality and expense risk charges (note 2)	(106,542)	(3,322)	(343)	(8,114)	(19,252)	(2,821)	(362)	(1,663)

Net investment income (loss)	(55,592)	(675)	(85)	3,671	(7,611)	(877)	(362)	(1,179)

Realized gain (loss) on investments	142,287	(11,446)	852	(20,648)	(4,841)	(30,541)	2,441	4,056
Change in unrealized gain (loss) on investments	1,110,086	53,461	354	87,997	254,994	68,214	1,243	7,980

Net gain (loss) on investments	1,252,373	42,015	1,206	67,349	250,153	37,673	3,684	12,036

Reinvested capital gains	-	-	2,172	-	-	-	-	3,755

Net increase (decrease) in contract owners’ equity resulting from operations	$1,196,781	41,340	3,293	71,020	242,542	36,796	3,322	14,612

Investment Activity:	DCAP	FQB	FEIS	FGS	FHIS	FOS	FOSR	FVSS
Reinvested dividends	$35,955	43,171	67,057	23,491	41,733	10,204	2,199	1,958
Mortality and expense risk charges (note 2)	(13,666)	(16,336)	(32,802)	(71,101)	(10,699)	(8,334)	(1,917)	(5,206)

Net investment income (loss)	22,289	26,835	34,255	(47,610)	31,034	1,870	282	(3,248)

Realized gain (loss) on investments	28,845	17,737	(114,956)	153,105	29,788	3,731	(35,182)	1,093
Change in unrealized gain (loss) on investments	23,123	49,966	270,126	520,460	29,048	95,988	60,518	83,535

Net gain (loss) on investments	51,968	67,703	155,170	673,565	58,836	99,719	25,336	84,628

Reinvested capital gains	-	-	146,300	-	-	1,858	399	-

Net increase (decrease) in contract owners’ equity resulting from operations	$74,257	94,538	335,725	625,955	89,870	103,447	26,017	81,380

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENT OF OPERATIONS

Year Ended December 31, 2012

Investment Activity:	LPVCII	SBTRP	SBVI	SBVHY	AMGP	AMCG	AMTP	AMSRS
Reinvested dividends	$23,472	45,555	30,079	43,765	175	-	1,365	8
Mortality and expense risk charges (note 2)	(11,534)	(40,181)	(19,379)	(8,645)	(933)	(15,579)	(4,544)	(46)

Net investment income (loss)	11,938	5,374	10,700	35,120	(758)	(15,579)	(3,179)	(38)

Realized gain (loss) on investments	(58,191)	(112,601)	69,879	(21,490)	6,146	58,000	(18,282)	73
Change in unrealized gain (loss) on investments	143,610	468,062	108,949	81,373	1,914	68,024	66,713	270

Net gain (loss) on investments	85,419	355,461	178,828	59,883	8,060	126,024	48,431	343

Reinvested capital gains	-	-	1,294	-	502	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$97,357	360,835	190,822	95,003	7,804	110,445	45,252	305

Investment Activity:	OVGI	OVAG	VWEM	VWHA	JAGTS2	JAIGS2	VWEMR	VWHAR
Reinvested dividends	$24,015	-	-	2,004	-	-	-	-
Mortality and expense risk charges (note 2)	(35,972)	(21,615)	(7,329)	(3,070)	(312)	(2,030)	(732)	(1,494)

Net investment income (loss)	(11,957)	(21,615)	(7,329)	(1,066)	(312)	(2,030)	(732)	(1,494)

Realized gain (loss) on investments	153,487	76,128	(15,284)	(4,806)	8,950	(40,895)	28,778	(35,943)
Change in unrealized gain (loss) on investments	224,483	159,951	136,862	(7,817)	2,720	84,383	(1,544)	29,917

Net gain (loss) on investments	377,970	236,079	121,578	(12,623)	11,670	43,488	27,234	(6,026)

Reinvested capital gains	-	-	-	6,342	-	-	-	22,099

Net increase (decrease) in contract owners’ equity resulting from operations	$366,013	214,464	114,249	(7,347)	11,358	41,458	26,502	14,579

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	Total		DSRG		JPMMV1		JACAS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(75,412)	(73,814)	(4,831)	(4,107)	(299)	(142)	(7,715)	(10,793)
Realized gain (loss) on investments	861,497	(51,262)	13,235	(1,352)	25,751	10,845	166,639	57,943
Change in unrealized gain (loss) on investments	5,243,848	(2,123,886)	72,664	3,403	(2,466)	(9,772)	15,213	(123,892)
Reinvested capital gains	637,085	122,920	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,667,018	(2,126,042)	81,068	(2,056)	22,986	931	174,137	(76,742)

Equity transactions:
Purchase payments received from contract owners (note 3)	224,921	640,124	319	17,267	-	-	110	118
Transfers between funds	-	-	1	3	(14,520)	8,465	(22,195)	228
Redemptions (note 3)	(9,889,460)	(12,419,405)	(115,704)	(167,113)	(34,962)	(15,524)	(230,754)	(95,552)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(13,762)	(15,855)	(151)	(147)	(14)	(19)	(218)	(211)
Contingent deferred sales charges (note 2)	(3,135)	(20,071)	(13)	-	-	-	(408)	-
Adjustments to maintain reserves	(646)	(797)	(15)	(15)	(4)	6	(3)	(19)

Net equity transactions	(9,682,082)	(11,816,004)	(115,563)	(150,005)	(49,500)	(7,072)	(253,468)	(95,436)

Net change in contract owners’ equity	(3,015,064)	(13,942,046)	(34,495)	(152,061)	(26,514)	(6,141)	(79,331)	(172,178)

Contract owners’ equity beginning of period	56,256,397	70,198,443	797,127	949,188	133,282	139,423	831,307	1,003,485

Contract owners’ equity end of period	$53,241,333	56,256,397	762,632	797,127	106,768	133,282	751,976	831,307

CHANGES IN UNITS:
Beginning units	4,767,598	5,749,723	96,943	114,849	9,265	9,764	92,492	102,419
Units purchased	230,241	215,700	35	2,010	434	1,265	2,336	36
Units redeemed	(985,610)	(1,197,825)	(12,970)	(19,916)	(3,446)	(1,764)	(26,361)	(9,963)

Ending units	4,012,229	4,767,598	84,008	96,943	6,253	9,265	68,467	92,492

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JAGTS		JAIGS		MSEM		MSVRE
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(4,883)	(5,321)	(6,203)	(10,231)	191	554	(4,164)	(4,404)
Realized gain (loss) on investments	54,901	16,847	125,772	46,556	16	(173)	35,622	(82,418)
Change in unrealized gain (loss) on investments	(549)	(48,469)	(201,893)	(427,613)	1,769	552	67,555	123,551
Reinvested capital gains	-	-	117,095	9,934	-	249	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	49,469	(36,943)	34,771	(381,354)	1,976	1,182	99,013	36,729

Equity transactions:
Purchase payments received from contract owners (note 3)	3,273	-	2	-	-	-	-	(56)
Transfers between funds	(6,877)	(9,635)	229,048	(9,393)	-	-	31,114	2,071
Redemptions (note 3)	(62,055)	(40,768)	(138,247)	(66,578)	-	(10,767)	(206,957)	(75,263)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(60)	(59)	(165)	(183)	(20)	(79)	(242)	(229)
Contingent deferred sales charges (note 2)	(15)	-	-	(48)	-	-	-	-
Adjustments to maintain reserves	(14)	(8)	(28)	(11)	(18)	1	(50)	36

Net equity transactions	(65,748)	(50,470)	90,610	(76,213)	(38)	(10,845)	(176,135)	(73,441)

Net change in contract owners’ equity	(16,279)	(87,413)	125,381	(457,567)	1,938	(9,663)	(77,122)	(36,712)

Contract owners’ equity beginning of period	320,800	408,213	727,406	1,184,973	12,111	21,774	761,996	798,708

Contract owners’ equity end of period	$304,521	320,800	852,787	727,406	14,049	12,111	684,874	761,996

CHANGES IN UNITS:
Beginning units	70,575	80,884	65,223	70,886	390	740	23,891	26,156
Units purchased	15,564	-	35,997	-	-	-	878	66
Units redeemed	(29,112)	(10,309)	(32,696)	(5,663)	(1)	(350)	(5,967)	(2,331)

Ending units	57,027	70,575	68,524	65,223	389	390	18,802	23,891

								(Continued )

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVAMV1		HIBF		GEM3		GIG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(4,591)	1,663	21,183	22,506	(2,960)	(2,853)	(1,079)	539
Realized gain (loss) on investments	14,044	15,654	(3,631)	(11,454)	32,382	(39,647)	(194)	(566)
Change in unrealized gain (loss) on investments	73,663	(20,789)	20,312	(3,870)	22,290	(77,628)	24,925	(19,825)
Reinvested capital gains	38,965	2,693	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	122,081	(779)	37,864	7,182	51,712	(120,128)	23,652	(19,852)

Equity transactions:
Purchase payments received from contract owners (note 3)	1,199	1,370	-	-	209	2,438	-	-
Transfers between funds	(770)	(27,830)	-	(20,063)	(96,449)	59,105	-	194,683
Redemptions (note 3)	(222,375)	(392,007)	(19,241)	(24,377)	(47,688)	(58,248)	(22,658)	(2,816)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(341)	(371)	(82)	(97)	(42)	(47)	(9)	(10)
Contingent deferred sales charges (note 2)	(39)	(1,092)	-	(18)	-	(139)	-	-
Adjustments to maintain reserves	2	(36)	(14)	(9)	16	(48)	(5)	(3)

Net equity transactions	(222,324)	(419,966)	(19,337)	(44,564)	(143,954)	3,061	(22,672)	191,854

Net change in contract owners’ equity	(100,243)	(420,745)	18,527	(37,382)	(92,242)	(117,067)	980	172,002

Contract owners’ equity beginning of period	1,043,414	1,464,159	301,941	339,323	343,889	460,956	175,060	3,058

Contract owners’ equity end of period	$943,171	1,043,414	320,468	301,941	251,647	343,889	176,040	175,060

CHANGES IN UNITS:
Beginning units	75,509	105,148	18,203	20,941	15,903	16,310	16,793	261
Units purchased	80	146	-	-	451	2,814	-	16,795
Units redeemed	(15,215)	(29,785)	(1,098)	(2,738)	(6,287)	(3,221)	(1,978)	(263)

Ending units	60,374	75,509	17,105	18,203	10,067	15,903	14,815	16,793

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GIG3		NVNMO1		NVCBD1		TRF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(58)	66	(2)	(201)	351	355	(1,243)	(5,049)
Realized gain (loss) on investments	(5,159)	(2,748)	(229)	(2,479)	126	98	43,979	(22,449)
Change in unrealized gain (loss) on investments	20,015	(8,022)	618	(2,960)	721	645	154,893	19,304
Reinvested capital gains	-	-	222	212	145	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	14,798	(10,704)	609	(5,428)	1,343	1,098	197,629	(8,194)

Equity transactions:
Purchase payments received from contract owners (note 3)	158	157	-	-	-	-	7,644	7,848
Transfers between funds	85,218	44,635	(3,079)	3,529	-	(2,120)	(66,453)	(7,116)
Redemptions (note 3)	(4,697)	(4,207)	(345)	(16,242)	(942)	(1,133)	(340,022)	(302,611)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(27)	(11)	-	-	-	-	(540)	(563)
Contingent deferred sales charges (note 2)	-	-	-	-	-	-	-	(9)
Adjustments to maintain reserves	2	(31)	4	(8)	-	(5)	(15)	(12)

Net equity transactions	80,654	40,543	(3,420)	(12,721)	(942)	(3,258)	(399,386)	(302,463)

Net change in contract owners’ equity	95,452	29,839	(2,811)	(18,149)	401	(2,160)	(201,757)	(310,657)

Contract owners’ equity beginning of period	90,571	60,732	6,062	24,211	21,637	23,797	1,723,072	2,033,729

Contract owners’ equity end of period	$186,023	90,571	3,251	6,062	22,038	21,637	1,521,315	1,723,072

CHANGES IN UNITS:
Beginning units	5,439	3,244	458	1,594	1,865	2,156	170,388	199,343
Units purchased	4,764	2,451	-	220	-	-	696	1,672
Units redeemed	(400)	(256)	(245)	(1,356)	(77)	(291)	(37,491)	(30,627)

Ending units	9,803	5,439	213	458	1,788	1,865	133,593	170,388

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GBF		CAF		GVIDA		GVIDC
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$20,544	54,612	(1,754)	(2,381)	10	135	51	2,419
Realized gain (loss) on investments	42,126	8,560	15,862	45,287	2,897	682	15,238	20,058
Change in unrealized gain (loss) on investments	(109,901)	121,160	10,597	(45,696)	935	(2,585)	(4,425)	(15,149)
Reinvested capital gains	99,086	10,558	-	-	-	-	4,322	1,217

Net increase (decrease) in contract owners’ equity resulting from operations	51,855	194,890	24,705	(2,790)	3,842	(1,768)	15,186	8,545

Equity transactions:
Purchase payments received from contract owners (note 3)	5,286	49,838	604	89	859	3,282	215	92,879
Transfers between funds	(198,128)	94,910	-	206	(2,543)	5,550	30,799	137,867
Redemptions (note 3)	(515,594)	(633,818)	(34,412)	(107,966)	(6,000)	(3,141)	(229,655)	(665,921)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(967)	(1,205)	(33)	(47)	(53)	(56)	(158)	(176)
Contingent deferred sales charges (note 2)	-	(72)	-	-	-	-	-	(6,005)
Adjustments to maintain reserves	(8)	(9)	(10)	(15)	-	-	(16)	(9)

Net equity transactions	(709,411)	(490,356)	(33,851)	(107,733)	(7,737)	5,635	(198,815)	(441,365)

Net change in contract owners’ equity	(657,556)	(295,466)	(9,146)	(110,523)	(3,895)	3,867	(183,629)	(432,820)

Contract owners’ equity beginning of period	3,556,067	3,851,533	198,329	308,852	29,929	26,062	469,431	902,251

Contract owners’ equity end of period	$2,898,511	3,556,067	189,183	198,329	26,034	29,929	285,802	469,431

CHANGES IN UNITS:
Beginning units	211,415	242,160	31,767	48,442	2,324	1,917	36,840	71,864
Units purchased	695	15,627	86	3,002	61	632	5,748	24,587
Units redeemed	(42,510)	(46,372)	(4,900)	(19,677)	(617)	(225)	(20,959)	(59,611)

Ending units	169,600	211,415	26,953	31,767	1,768	2,324	21,629	36,840

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GVIDM		GVDMA		GVDMC		MCIF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$7,572	6,752	(657)	7,612	2,303	6,863	(9,235)	(15,867)
Realized gain (loss) on investments	(25,543)	(93,839)	(40,244)	(13,520)	(1,516)	(47,931)	78,053	76,078
Change in unrealized gain (loss) on investments	141,958	74,744	165,788	(36,035)	45,057	49,044	103,293	(180,236)
Reinvested capital gains	-	-	-	-	3,239	-	149,445	37,025

Net increase (decrease) in contract owners’ equity resulting from operations	123,987	(12,343)	124,887	(41,943)	49,083	7,976	321,556	(83,000)

Equity transactions:
Purchase payments received from contract owners (note 3)	4,449	13,315	3,769	353	667	757	55	4,197
Transfers between funds	587,329	(25,160)	6,780	-	-	(140,783)	(27,103)	(1,035)
Redemptions (note 3)	(173,884)	(703,015)	(338,744)	(59,526)	(20,090)	(383,520)	(477,022)	(339,231)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(298)	(371)	(209)	(236)	(52)	(54)	(402)	(448)
Contingent deferred sales charges (note 2)	-	(5,295)	-	-	-	(2,199)	-	(99)
Adjustments to maintain reserves	(25)	(13)	(8)	(7)	(17)	(6)	(12)	(18)

Net equity transactions	417,571	(720,539)	(328,412)	(59,416)	(19,492)	(525,805)	(504,484)	(336,634)

Net change in contract owners’ equity	541,558	(732,882)	(203,525)	(101,359)	29,591	(517,829)	(182,928)	(419,634)

Contract owners’ equity beginning of period	1,074,636	1,807,518	1,114,664	1,216,023	756,695	1,274,524	2,192,782	2,612,416

Contract owners’ equity end of period	$1,616,194	1,074,636	911,139	1,114,664	786,286	756,695	2,009,854	2,192,782

CHANGES IN UNITS:
Beginning units	81,793	135,599	84,731	89,206	57,312	97,147	104,621	119,764
Units purchased	43,209	1,990	735	26	48	1,020	3	177
Units redeemed	(12,411)	(55,796)	(23,717)	(4,501)	(1,454)	(40,855)	(21,814)	(15,320)

Ending units	112,591	81,793	61,749	84,731	55,906	57,312	82,810	104,621

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	SAM		NVMIG3		NVMLG1		NVMMG1
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(47,613)	(54,011)	(27)	(11)	(212)	(338)	(6,265)	(6,708)
Realized gain (loss) on investments	-	-	5	1,660	464	703	35,685	29,405
Change in unrealized gain (loss) on investments	-	-	497	(2,055)	1,990	(1,979)	(13,526)	(47,188)
Reinvested capital gains	-	-	-	-	650	-	39,053	-

Net increase (decrease) in contract owners’ equity resulting from operations	(47,613)	(54,011)	475	(406)	2,892	(1,614)	54,947	(24,491)

Equity transactions:
Purchase payments received from contract owners (note 3)	70,190	228,499	-	-	102	4,562	14,393	23,838
Transfers between funds	367,799	300,719	-	(10,610)	312	15,637	(47,301)	(2,879)
Redemptions (note 3)	(1,036,885)	(1,168,423)	-	-	(423)	(8,629)	(37,272)	(69,942)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,013)	(1,075)	-	-	(7)	(14)	(76)	(112)
Contingent deferred sales charges (note 2)	(755)	(27)	-	-	-	-	-	(10)
Adjustments to maintain reserves	(14)	(29)	(3)	(11)	(2)	(15)	3	(26)

Net equity transactions	(600,678)	(640,336)	(3)	(10,621)	(18)	11,541	(70,253)	(49,131)

Net change in contract owners’ equity	(648,291)	(694,347)	472	(11,027)	2,874	9,927	(15,306)	(73,622)

Contract owners’ equity beginning of period	3,641,308	4,335,655	3,338	14,365	23,686	13,759	431,122	504,744

Contract owners’ equity end of period	$2,993,017	3,641,308	3,810	3,338	26,560	23,686	415,816	431,122

CHANGES IN UNITS:
Beginning units	330,014	387,456	247	950	1,728	961	29,693	32,827
Units purchased	46,807	54,541	-	-	652	1,367	893	1,833
Units redeemed	(101,700)	(111,983)	-	(703)	(691)	(600)	(5,308)	(4,967)

Ending units	275,121	330,014	247	247	1,689	1,728	25,278	29,693

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVMMV2		SCGF		SCVF		SCF
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(2)	(6)	(6,290)	(6,697)	(3,150)	(6,063)	(14,424)	(10,924)
Realized gain (loss) on investments	1	1	40,322	13,195	(16,097)	(18,750)	(49,280)	(52,271)
Change in unrealized gain (loss) on investments	56	(50)	16,926	(15,840)	116,972	(13,440)	212,938	(22,135)
Reinvested capital gains	142	6	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	197	(49)	50,958	(9,342)	97,725	(38,253)	149,234	(85,330)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	14,962	23,694	1,667	4,180	2,128	638
Transfers between funds	-	-	(40,024)	9,893	(19,770)	(502)	(19,865)	1,086
Redemptions (note 3)	-	-	(46,064)	(60,446)	(89,460)	(96,292)	(170,518)	(167,650)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	-	(45)	(56)	(192)	(227)	(217)	(238)
Contingent deferred sales charges (note 2)	-	-	-	-	(21)	-	-	(231)
Adjustments to maintain reserves	(1)	(2)	(10)	(13)	(22)	(15)	11	(38)

Net equity transactions	(1)	(2)	(71,181)	(26,928)	(107,798)	(92,856)	(188,461)	(166,433)

Net change in contract owners’ equity	196	(51)	(20,223)	(36,270)	(10,073)	(131,109)	(39,227)	(251,763)

Contract owners’ equity beginning of period	1,330	1,381	437,245	473,515	557,701	688,810	1,132,268	1,384,031

Contract owners’ equity end of period	$1,526	1,330	417,022	437,245	547,628	557,701	1,093,041	1,132,268

CHANGES IN UNITS:
Beginning units	91	91	39,690	42,107	26,838	31,027	56,947	64,819
Units purchased	-	-	1,305	3,087	180	183	126	163
Units redeemed	-	-	(7,150)	(5,504)	(4,826)	(4,372)	(8,802)	(8,035)

Ending units	91	91	33,845	39,690	22,192	26,838	48,271	56,947

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	NVOLG1		EIF		NVRE1		ACVIG
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(55,592)	(61,491)	(675)	(245)	(85)	(127)	3,671	836
Realized gain (loss) on investments	142,287	26,161	(11,446)	(7,274)	852	1,399	(20,648)	(25,831)
Change in unrealized gain (loss) on investments	1,110,086	(252,994)	53,461	(2,681)	354	(70)	87,997	41,878
Reinvested capital gains	-	28,873	-	-	2,172	97	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,196,781	(259,451)	41,340	(10,200)	3,293	1,299	71,020	16,883

Equity transactions:
Purchase payments received from contract owners (note 3)	25,016	32,946	-	-	-	-	965	4,924
Transfers between funds	(125,634)	(153,170)	(61,019)	8,827	(2,583)	(3,686)	(45,961)	(7,385)
Redemptions (note 3)	(1,284,955)	(1,607,065)	(35,989)	(54,792)	-	-	(69,823)	(129,964)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(1,799)	(2,080)	(55)	(73)	-	-	(128)	(156)
Contingent deferred sales charges (note 2)	(136)	(472)	-	(51)	-	-	-	(86)
Adjustments to maintain reserves	(29)	(27)	(3)	(26)	(5)	(12)	(22)	(6)

Net equity transactions	(1,387,537)	(1,729,868)	(97,066)	(46,115)	(2,588)	(3,698)	(114,969)	(132,673)

Net change in contract owners’ equity	(190,756)	(1,989,319)	(55,726)	(56,315)	705	(2,399)	(43,949)	(115,790)

Contract owners’ equity beginning of period	7,308,019	9,297,338	273,705	330,020	23,973	26,372	574,096	689,886

Contract owners’ equity end of period	$7,117,263	7,308,019	217,979	273,705	24,678	23,973	530,147	574,096

CHANGES IN UNITS:
Beginning units	546,210	669,883	28,961	33,629	1,211	1,399	55,795	68,169
Units purchased	1,690	3,281	3	889	-	118	1,275	4,420
Units redeemed	(93,315)	(126,954)	(9,219)	(5,557)	(119)	(306)	(11,527)	(16,794)

Ending units	454,585	546,210	19,745	28,961	1,092	1,211	45,543	55,795

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	ACVI		ACVI3		ACVU1		DVSCS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(7,611)	206	(877)	(222)	(362)	(692)	(1,179)	(817)
Realized gain (loss) on investments	(4,841)	2,252	(30,541)	(12,464)	2,441	(1,859)	4,056	(7,266)
Change in unrealized gain (loss) on investments	254,994	(201,077)	68,214	(29,620)	1,243	2,471	7,980	6,419
Reinvested capital gains	-	-	-	-	-	-	3,755	327

Net increase (decrease) in contract owners’ equity resulting from operations	242,542	(198,619)	36,796	(42,306)	3,322	(80)	14,612	(1,337)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	2,326	555	1,378	1,374	158	157
Transfers between funds	-	-	199	37,677	(7,791)	(22,826)	33,718	20,423
Redemptions (note 3)	(91,095)	(183,238)	(80,648)	(32,859)	(5,940)	-	(2,669)	(11,342)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(199)	(282)	(35)	(37)	(7)	(7)	(52)	(51)
Contingent deferred sales charges (note 2)	-	(91)	-	-	-	-	-	-
Adjustments to maintain reserves	(6)	(25)	(7)	(18)	(18)	4	(4)	(7)

Net equity transactions	(91,300)	(183,636)	(78,165)	5,318	(12,378)	(21,455)	31,151	9,180

Net change in contract owners’ equity	151,242	(382,255)	(41,369)	(36,988)	(9,056)	(21,535)	45,763	7,843

Contract owners’ equity beginning of period	1,295,048	1,677,303	220,864	257,852	33,166	54,701	104,953	97,110

Contract owners’ equity end of period	$1,446,290	1,295,048	179,495	220,864	24,110	33,166	150,716	104,953

CHANGES IN UNITS:
Beginning units	126,979	142,631	17,729	17,950	3,097	5,092	7,005	6,427
Units purchased	-	-	272	2,552	116	1,163	2,487	2,993
Units redeemed	(8,274)	(15,652)	(5,940)	(2,773)	(1,207)	(3,158)	(677)	(2,415)

Ending units	118,705	126,979	12,061	17,729	2,006	3,097	8,815	7,005

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	DCAP		FQB		FEIS		FGS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$22,289	2,802	26,835	44,537	34,255	22,718	(47,610)	(64,345)
Realized gain (loss) on investments	28,845	21,145	17,737	9,645	(114,956)	(159,996)	153,105	(26,688)
Change in unrealized gain (loss) on investments	23,123	46,281	49,966	(42,600)	270,126	131,033	520,460	40,091
Reinvested capital gains	-	-	-	-	146,300	-	-	19,298

Net increase (decrease) in contract owners’ equity resulting from operations	74,257	70,228	94,538	11,582	335,725	(6,245)	625,955	(31,644)

Equity transactions:
Purchase payments received from contract owners (note 3)	110	206	2,922	3,990	14,675	29,925	12,662	27,594
Transfers between funds	(90,627)	134,551	207,048	23,133	13,636	(10,154)	(99,902)	(3,087)
Redemptions (note 3)	(137,158)	(167,728)	(283,918)	(205,037)	(432,852)	(598,734)	(764,464)	(1,014,608)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(157)	(174)	(375)	(477)	(633)	(756)	(1,056)	(1,217)
Contingent deferred sales charges (note 2)	-	-	(57)	(17)	(106)	(407)	(1,262)	(337)
Adjustments to maintain reserves	(21)	(14)	2	(20)	(7)	(23)	(27)	(17)

Net equity transactions	(227,853)	(33,159)	(74,378)	(178,428)	(405,287)	(580,149)	(854,049)	(991,672)

Net change in contract owners’ equity	(153,596)	37,069	20,160	(166,846)	(69,562)	(586,394)	(228,094)	(1,023,316)

Contract owners’ equity beginning of period	986,260	949,191	1,103,286	1,270,132	2,341,213	2,927,607	4,892,714	5,916,030

Contract owners’ equity end of period	$832,664	986,260	1,123,446	1,103,286	2,271,651	2,341,213	4,664,620	4,892,714

CHANGES IN UNITS:
Beginning units	78,713	81,437	67,358	78,193	194,336	241,813	561,651	670,629
Units purchased	9,053	11,144	17,593	1,698	2,494	3,620	1,883	5,923
Units redeemed	(26,724)	(13,868)	(21,549)	(12,533)	(33,621)	(51,097)	(89,402)	(114,901)

Ending units	61,042	78,713	63,402	67,358	163,209	194,336	474,132	561,651

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	FHIS		FOS		FOSR		FVSS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$31,034	38,214	1,870	(1,112)	282	(292)	(3,248)	(2,100)
Realized gain (loss) on investments	29,788	35,118	3,731	181	(35,182)	(13,631)	1,093	(23,100)
Change in unrealized gain (loss) on investments	29,048	(67,011)	95,988	(140,101)	60,518	(21,654)	83,535	(16,253)
Reinvested capital gains	-	-	1,858	1,474	399	360	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	89,870	6,321	103,447	(139,558)	26,017	(35,217)	81,380	(41,453)

Equity transactions:
Purchase payments received from contract owners (note 3)	986	6,569	-	-	7,706	186	-	2,073
Transfers between funds	15,844	(180,755)	(16,862)	-	152	(11,183)	16,805	(20,430)
Redemptions (note 3)	(100,165)	(57,033)	(128,703)	(73,427)	(62,048)	(17,744)	(7,757)	(27,086)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(197)	(232)	(48)	(93)	(65)	(97)	(16)	(30)
Contingent deferred sales charges (note 2)	-	(92)	-	(6)	-	(24)	-	(145)
Adjustments to maintain reserves	(17)	(21)	(9)	(20)	(6)	(8)	(19)	10

Net equity transactions	(83,549)	(231,564)	(145,622)	(73,546)	(54,261)	(28,870)	9,013	(45,608)

Net change in contract owners’ equity	6,321	(225,243)	(42,175)	(213,104)	(28,244)	(64,087)	90,393	(87,061)

Contract owners’ equity beginning of period	744,317	969,560	615,403	828,507	149,800	213,887	320,489	407,550

Contract owners’ equity end of period	$750,638	744,317	573,228	615,403	121,556	149,800	410,882	320,489

CHANGES IN UNITS:
Beginning units	58,070	77,421	65,388	71,845	12,413	14,453	24,396	27,884
Units purchased	4,877	14,304	-	-	625	271	1,084	426
Units redeemed	(10,933)	(33,655)	(14,142)	(6,457)	(4,572)	(2,311)	(522)	(3,914)

Ending units	52,014	58,070	51,246	65,388	8,466	12,413	24,958	24,396

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	LPVCII		SBTRP		SBVI		SBVHY
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$11,938	15,245	5,374	(4,550)	10,700	10,542	35,120	40,430
Realized gain (loss) on investments	(58,191)	(69,139)	(112,601)	(177,625)	69,879	93,681	(21,490)	(9,228)
Change in unrealized gain (loss) on investments	143,610	106,455	468,062	(62,998)	108,949	(46,517)	81,373	(27,965)
Reinvested capital gains	-	-	-	-	1,294	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	97,357	52,561	360,835	(245,173)	190,822	57,706	95,003	3,237

Equity transactions:
Purchase payments received from contract owners (note 3)	2,678	2,941	10,520	12,720	1,468	2,044	2,987	1,178
Transfers between funds	49,075	(897)	(48,748)	(1,711)	(4,343)	(1,241)	2,296	(188)
Redemptions (note 3)	(181,274)	(138,576)	(456,327)	(689,080)	(209,463)	(313,986)	(85,753)	(37,193)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(446)	(439)	(781)	(841)	(303)	(367)	(227)	(233)
Contingent deferred sales charges (note 2)	-	(23)	(117)	(1,228)	(11)	(220)	-	-
Adjustments to maintain reserves	(18)	(17)	(13)	(18)	(21)	(1)	(25)	(23)

Net equity transactions	(129,985)	(137,011)	(495,466)	(680,158)	(212,673)	(313,771)	(80,722)	(36,459)

Net change in contract owners’ equity	(32,628)	(84,450)	(134,631)	(925,331)	(21,851)	(256,065)	14,281	(33,222)

Contract owners’ equity beginning of period	830,724	915,174	2,857,710	3,783,041	1,341,120	1,597,185	609,386	642,608

Contract owners’ equity end of period	$798,096	830,724	2,723,079	2,857,710	1,319,269	1,341,120	623,667	609,386

CHANGES IN UNITS:
Beginning units	90,692	106,302	354,459	434,007	100,741	124,160	31,081	32,871
Units purchased	5,023	993	1,340	2,271	102	159	254	65
Units redeemed	(18,336)	(16,603)	(57,857)	(81,819)	(14,571)	(23,578)	(4,069)	(1,855)

Ending units	77,379	90,692	297,942	354,459	86,272	100,741	27,266	31,081

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	AMGP		AMCG		AMTP		AMSRS
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(758)	(801)	(15,579)	(16,385)	(3,179)	(5,348)	(38)	(36)
Realized gain (loss) on investments	6,146	4,174	58,000	128,729	(18,282)	(68,141)	73	77
Change in unrealized gain (loss) on investments	1,914	(6,970)	68,024	(112,132)	66,713	28,036	270	(192)
Reinvested capital gains	502	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	7,804	(3,597)	110,445	212	45,252	(45,453)	305	(151)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	28	51	2,281	-	-	-	-
Transfers between funds	-	8,797	24,522	48,364	-	(62,108)	-	-
Redemptions (note 3)	(22,263)	(14,527)	(91,058)	(275,801)	(14,818)	(9,959)	(162)	(169)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(39)	(41)	(259)	(312)	(11)	(14)	-	-
Contingent deferred sales charges (note 2)	-	-	(13)	-	-	-	-	-
Adjustments to maintain reserves	(4)	(18)	(23)	(14)	(19)	(4)	3	(6)

Net equity transactions	(22,306)	(5,761)	(66,780)	(225,482)	(14,848)	(72,085)	(159)	(175)

Net change in contract owners’ equity	(14,502)	(9,358)	43,665	(225,270)	30,404	(117,538)	146	(326)

Contract owners’ equity beginning of period	78,356	87,714	1,027,388	1,252,658	307,964	425,502	3,317	3,643

Contract owners’ equity end of period	$63,854	78,356	1,071,053	1,027,388	338,368	307,964	3,463	3,317

CHANGES IN UNITS:
Beginning units	5,761	6,172	72,312	87,349	25,407	30,683	262	275
Units purchased	-	591	1,732	3,261	-	-	-	-
Units redeemed	(1,537)	(1,002)	(6,028)	(18,298)	(1,124)	(5,276)	(12)	(13)

Ending units	4,224	5,761	68,016	72,312	24,283	25,407	250	262

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	OVGI		OVAG		VWEM		VWHA
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(11,957)	(13,755)	(21,615)	(23,606)	(7,329)	(1,543)	(1,066)	(92)
Realized gain (loss) on investments	153,487	51,561	76,128	42,737	(15,284)	(29,850)	(4,806)	1,141
Change in unrealized gain (loss) on investments	224,483	(78,589)	159,951	(9,070)	136,862	(106,183)	(7,817)	(10,645)
Reinvested capital gains	-	-	-	-	-	-	6,342	655

Net increase (decrease) in contract owners’ equity resulting from operations	366,013	(40,783)	214,464	10,061	114,249	(137,576)	(7,347)	(8,941)

Equity transactions:
Purchase payments received from contract owners (note 3)	2,899	7,487	2,861	7,939	1	-	2	-
Transfers between funds	(68,129)	12,937	(45,285)	(17,738)	162,311	-	262,604	-
Redemptions (note 3)	(463,818)	(602,231)	(222,058)	(253,008)	(9,444)	(52,359)	(8,315)	(5,294)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(701)	(735)	(394)	(473)	(73)	(59)	(13)	-
Contingent deferred sales charges (note 2)	(14)	(1,502)	(82)	(10)	-	-	-	-
Adjustments to maintain reserves	(5)	(21)	(20)	(17)	2	(33)	(5)	(18)

Net equity transactions	(529,768)	(584,065)	(264,978)	(263,307)	152,797	(52,451)	254,273	(5,312)

Net change in contract owners’ equity	(163,755)	(624,848)	(50,514)	(253,246)	267,046	(190,027)	246,926	(14,253)

Contract owners’ equity beginning of period	2,545,529	3,170,377	1,481,761	1,735,007	370,512	560,539	40,633	54,886

Contract owners’ equity end of period	$2,381,774	2,545,529	1,431,247	1,481,761	637,558	370,512	287,559	40,633

CHANGES IN UNITS:
Beginning units	251,547	308,870	170,415	198,921	14,576	16,147	1,064	1,184
Units purchased	262	3,349	302	2,097	5,527	-	7,606	-
Units redeemed	(47,554)	(60,672)	(27,348)	(30,603)	(506)	(1,571)	(1,283)	(120)

Ending units	204,255	251,547	143,369	170,415	19,597	14,576	7,387	1,064

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	JAGTS2		JAIGS2		VWEMR		VWHAR
	2012	2011	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$(312)	(1,499)	(2,030)	(6,598)	(732)	(598)	(1,494)	(873)
Realized gain (loss) on investments	8,950	13,507	(40,895)	165,128	28,778	28,433	(35,943)	(11,221)
Change in unrealized gain (loss) on investments	2,720	(26,054)	84,383	(353,153)	(1,544)	(87,083)	29,917	(72,893)
Reinvested capital gains	-	-	-	4,824	-	-	22,099	5,118

Net increase (decrease) in contract owners’ equity resulting from operations	11,358	(14,046)	41,458	(189,799)	26,502	(59,248)	14,579	(79,869)

Equity transactions:
Purchase payments received from contract owners (note 3)	48	2,339	97	4,562	98	4,562	47	2,281
Transfers between funds	(67,578)	(10,615)	(397,134)	(114,434)	(168,347)	(49,072)	(311,590)	4,046
Redemptions (note 3)	(7,760)	(776)	(5,953)	(32,038)	-	(570)	(140)	(54,569)
Annuity benefits	-	-	-	-	-	-	-	-
Contract maintenance charges (note 2)	(11)	(27)	(29)	(109)	(16)	(51)	(4)	(29)
Contingent deferred sales charges (note 2)	(86)	-	-	(116)	-	-	-	-
Adjustments to maintain reserves	(4)	1	2	(6)	1	(14)	(23)	27

Net equity transactions	(75,391)	(9,078)	(403,017)	(142,141)	(168,264)	(45,145)	(311,710)	(48,244)

Net change in contract owners’ equity	(64,033)	(23,124)	(361,559)	(331,940)	(141,762)	(104,393)	(297,131)	(128,113)

Contract owners’ equity beginning of period	64,033	87,157	361,559	693,499	141,762	246,155	297,131	425,244

Contract owners’ equity end of period	$-	64,033	-	361,559	-	141,762	-	297,131

CHANGES IN UNITS:
Beginning units	4,721	5,778	18,501	23,676	6,919	8,795	10,440	12,318
Units purchased	3	2,788	2,285	10,565	401	644	169	276
Units redeemed	(4,724)	(3,845)	(20,786)	(15,740)	(7,320)	(2,520)	(10,609)	(2,154)

Ending units	-	4,721	-	18,501	-	6,919	-	10,440

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2012 and 2011

	GEF		GEF3		WSCP
	2012	2011	2012	2011	2012	2011
Investment activity:
Net investment income (loss)	$-	(109)	-	5	-	(82)
Realized gain (loss) on investments	-	22,551	-	(11,316)	-	1,772
Change in unrealized gain (loss) on investments	-	(26,725)	-	10,175	-	(2,670)
Reinvested capital gains	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	-	(4,283)	-	(1,136)	-	(980)

Equity transactions:
Purchase payments received from contract owners (note 3)	-	-	-	-	-	-
Transfers between funds	-	(194,683)	-	(42,607)	-	(12,246)
Redemptions (note 3)	-	(17,439)	-	-	-	(447)
Annuity benefits	-	-	-	-	-	-
Contract maintenance charges (note 2)	-	(3)	-	(19)	-	-
Contingent deferred sales charges (note 2)	-	-	-	-	-	-
Adjustments to maintain reserves	-	4	-	1	-	(2)

Net equity transactions	-	(212,121)	-	(42,625)	-	(12,695)

Net change in contract owners’ equity	-	(216,404)	-	(43,761)	-	(13,675)

Contract owners’ equity beginning of period	-	216,404	-	43,761	-	13,675

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	19,003	-	2,207	-	1,118
Units purchased	-	-	-	129	-	-
Units redeemed	-	(19,003)	-	(2,336)	-	(1,118)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-8 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 3, 1995. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

(b) The Contracts

Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in the following:

DREYFUS CORPORATION FUNDS

The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

JANUS FUNDS

Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)

Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)

Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)

MASSACHUSETTS FINANCIAL SERVICES CO.

Growth Series - Initial Class (MEGS)*

Total Return Series - Initial Class (MTRS)*

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)*

NVIT Emerging Markets Fund - Class III (GEM3)

NVIT International Equity Fund - Class I (GIG)

NVIT International Equity Fund - Class III (GIG3)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)*

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Van Kampen NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP International Fund - Class III (ACVI3)

VP Ultra(R) Fund - Class I (ACVU1)

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

High Income Bond Fund II - Primary Shares (FHIB)*

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)*

Equity-Income Portfolio - Initial Class (FEIP)*

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Growth Portfolio - Service Class (FGS)

Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)*

VIP High Income Portfolio - Service Class (FHIS)

VIP Overseas Portfolio - Initial Class (FOP)*

VIP Overseas Portfolio - Service Class (FOS)

VIP Overseas Portfolio - Service Class R (FOSR)

VIP Value Strategies Portfolio - Service Class (FVSS)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)

Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I (SBTRP)

Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)

LEGG MASON PARTNERS VARIABLE INCOME TRUST

Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Socially Responsive Portfolio - I Class Shares (AMSRS)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS December 31, 2012

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares (OVGR)*

Global Securities Fund/VA - Non-Service Shares (OVGS)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)

VAN ECK ASSOCIATES CORPORATION

Eck VIP Trust - Global Hard Assets Fund - Service Class (VWHAS)*

VIP Trust - Emerging Markets Fund: Initial Class (VWEM)

VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)

*At December 31, 2012, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2012 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(h) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is redeemed, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge not to exceed 7% of purchase payments redeemed. This charge declines a specified percentage each year. After the purchase payment has been held in the contract for 7 years, the charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company. The Company may deduct a contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by redeeming units. The Company deducts a mortality and expense risk charge assessed through a reduction of the unit value. The Option table below illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract owners. The options and related charges are described in more detail in the applicable product prospectus.

Nationwide Variable Account - 8 Options	America’s Vision	America’s Vision Plus
Variable Account Charges - Recurring	1.40%	1.40%
Beneficiary Protector Option	-	0.40%
Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited

Maximum Variable Account Charges*	1.40%	1.80%

* When maximum options are elected.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS December 31, 2012

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2012.

	Total	DSRG	JPMMV1	JACAS	JAGTS	JAIGS	MSEM	MSVRE

1.40%	$792,285	$11,592	$1,840	$12,082	$4,883	$12,335	$182	$10,683
1.80%	1,296	-	-	193	-	-	-	-

Totals	$793,581	$11,592	$1,840	$12,275	$4,883	$12,335	$182	$10,683

	NVAMV1	HIBF	GEM3	GIG	GIG3	NVNMO1	NVCBD1	TRF

1.40%	$13,806	$4,403	$4,160	$2,562	$1,604	$48	$310	$22,628
1.80%	101	-	-	-	-	-	-	94

	$13,907	$4,403	$4,160	$2,562	$1,604	$48	$310	$22,722

	GBF	CAF	GVIDA	GVIDC	GVIDM	GVDMA	GVDMC	MCIF

1.40%	$45,013	$2,819	$380	$5,095	$19,048	$15,258	$11,029	$30,939
1.80%	98	-	-	-	-	-	-	116

	$45,111	$2,819	$380	$5,095	$19,048	$15,258	$11,029	$31,055

	SAM	NVMIG3	NVMLG1	NVMMG1	NVMMV2	SCGF	SCVF	SCF

1.40%	$47,613	$49	$342	$6,265	$19	$6,290	$7,718	$16,109
1.80%	-	-	-	-	-	-	-	-

	$47,613	$49	$342	$6,265	$19	$6,290	$7,718	$16,109

	NVOLG1	EIF	NVRE1	ACVIG	ACVI	ACVI3	ACVU1	DVSCS

1.40%	$106,411	$3,322	$343	$8,114	$19,252	$2,821	$362	$1,663
1.80%	131	-	-	-	-	-	-	-

	$106,542	$3,322	$343	$8,114	$19,252	$2,821	$362	$1,663

	DCAP	FQB	FEIS	FGS	FHIS	FOS	FOSR	FVSS

1.40%	$13,600	$16,243	$32,661	$70,977	$10,699	$8,334	$1,917	$5,206
1.80%	66	93	141	124	-	-	-	-

	$13,666	$16,336	$32,802	$71,101	$10,699	$8,334	$1,917	$5,206

	LPVCII	SBTRP	SBVI	SBVHY	AMGP	AMCG	AMTP	AMSRS

1.40%	$11,534	$40,130	$19,379	$8,645	$933	$15,579	$4,544	$46
1.80%	-	51	-	-	-	-	-	-

	$11,534	$40,181	$19,379	$8,645	$933	$15,579	$4,544	$46

	OVGI	OVAG	VWEM	VWHA	JAGTS2	JAIGS2	VWEMR	VWHAR

1.40%	$35,884	$21,615	$7,329	$3,070	$312	$2,030	$732	$1,494
1.80%	88	-	-	-	-	-	-	-

	$35,972	$21,615	$7,329	$3,070	$312	$2,030	$732	$1,494

(3) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2012 and 2011, total transfers to the Account from the fixed account were $81,151 and $171,124, respectively, and total transfers from the Account to the fixed account were $ 842,185 and $1,207,187, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $ 55,256 and $ 48,028 to the account in the form of additional premium to contract owner accounts for the years ended December 31, 2012 and 2011, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

(4) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2012.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2012:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$53,241,476	$0	$0	$53,241,476

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS December 31, 2012

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

		Purchases of Investments	Sales of Investments
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)		$6,992	$127,385
Mid Cap Value Portfolio: Class 1 (JPMMV1)		8,496	58,298
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)		27,308	288,502
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)		82,706	153,334
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)		574,750	373,231
Emerging Markets Debt Portfolio - Class I (MSEM)		373	204
U.S. Real Estate Portfolio - Class I (MSVRE)		37,851	218,110
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)		48,281	236,248
Federated NVIT High Income Bond Fund - Class I (HIBF)		25,586	23,732
NVIT Emerging Markets Fund - Class III (GEM3)		11,405	158,343
NVIT International Equity Fund - Class I (GIG)		1,483	25,234
NVIT International Equity Fund - Class III (GIG3)		89,181	8,596
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)		267	3,473
NVIT Core Bond Fund - Class I (NVCBD1)		806	1,255
NVIT Nationwide Fund - Class I (TRF)		26,227	426,858
NVIT Government Bond Fund - Class I (GBF)		170,440	760,228
American Century NVIT Growth Fund - Class I (CAF)		1,661	37,269
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)		1,187	8,917
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)		84,050	278,484
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)		617,946	192,789
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)		24,818	353,889
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)		16,724	30,667
NVIT Mid Cap Index Fund - Class I (MCIF)		171,265	535,544
NVIT Money Market Fund - Class I (SAM)		445,753	1,094,044
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)		22	51
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)		10,887	10,470
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)		53,031	90,510
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)		158	20
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)		14,555	92,027
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)		8,388	119,328
NVIT Multi-Manager Small Company Fund - Class I (SCF)		3,289	206,199
NVIT Large Cap Growth Fund - Class I (NVOLG1)		54,810	1,497,932
Van Kampen NVIT Comstock Value Fund - Class I (EIF)		2,661	100,413
NVIT Real Estate Fund - Class I (NVRE1)		2,430	2,927
VP Income & Growth Fund - Class I (ACVIG)		24,852	136,139
VP International Fund - Class I (ACVI)		11,641	110,562
VP International Fund - Class III (ACVI3)		3,254	82,300
VP Ultra(R) Fund - Class I (ACVU1)		1,327	14,053
Small Cap Stock Index Portfolio - Service Shares (DVSCS)		46,007	12,283
Appreciation Portfolio - Initial Shares (DCAP)		155,149	360,707
Quality Bond Fund II - Primary Shares (FQB)		337,441	384,999
VIP Equity-Income Portfolio - Service Class (FEIS)		236,341	461,081
VIP Growth Portfolio - Service Class (FGS)		28,743	930,395
VIP High Income Portfolio - Service Class (FHIS)		106,401	158,909
VIP Overseas Portfolio - Service Class (FOS)		12,062	153,956
VIP Overseas Portfolio - Service Class R (FOSR)		9,258	62,841
VIP Value Strategies Portfolio - Service Class (FVSS)		18,135	12,357
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)		74,424	192,467
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I (SBTRP)		50,794	540,890
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)		31,498	232,170
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)		48,001	93,590
Guardian Portfolio - I Class Shares (AMGP)		677	23,241
Mid-Cap Growth Portfolio - I Class Shares (AMCG)		26,837	109,186
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)		1,365	19,383
Socially Responsive Portfolio - I Class Shares (AMSRS)		8	210
Main Street Fund(R)/VA - Non-Service Shares (OVGI)		24,015	565,752
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)		1,611	288,200
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)		167,155	21,701
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)		312,699	53,152
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)		48	75,747
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)		54,131	459,180
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) (VWEMR)		9,706	178,703
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)		27,419	318,501

	Total	$4,446,786	$13,567,168

(5) Financial Highlights

The Company offers two variable annuity products through the Account, one of which provides an optional feature and associated fee that is assessed to the contract owner. The election of this feature results in an increase to the contract expense rate. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2012, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2012. The information is presented as a range of minimum to maximum values based up on whether the option was elected and utilized as of the balance sheet date. The unit fair values and total returns associated with these two contract expense rates are also disclosed as a range below. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented. Contract owners’ equity presented below may not agree to the contract owners’ equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
The Dreyfus Socially Responsible Growth Fund, Inc. - Initial Shares (DSRG)
2012	1.40%	84,008	$ 9.08	$762,632	0.83%	10.40%
2011	1.40%	96,943	8.22	797,127	0.93%	-0.51%
2010	1.40%	114,849	8.26	949,188	0.89%	13.21%
2009	1.40%	129,413	7.30	944,757	1.00%	31.88%
2008	1.40%	153,521	5.54	849,808	0.79%	-35.34%
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2012	1.40%	6,253	17.07	106,768	1.18%	18.69%
2011	1.40%	9,265	14.38	133,282	1.28%	0.73%
2010	1.40%	9,764	14.28	139,423	1.07%	21.73%
2009	1.40%	7,906	11.73	92,730	0.00%	24.92%
Janus Aspen Series - Forty Portfolio - Service Shares (JACAS)
2012	1.40% to 1.80%	68,467	10.95 to 13.58	751,976	0.53%	22.12% to 21.62%
2011	1.40% to 1.80%	92,492	8.97 to 11.17	831,307	0.25%	-8.24% to -8.61%
2010	1.40% to 1.80%	102,419	9.77 to 12.22	1,003,485	0.22%	4.99% to 4.56%
2009	1.40% to 1.80%	115,171	9.31 to 11.69	1,074,858	0.01%	43.97% to 43.39%
2008	1.40% to 1.80%	145,502	6.47 to 8.15	942,783	0.01%	-45.09% to -45.31%
Janus Aspen Series - Global Technology Portfolio - Service Shares (JAGTS)
2012	1.40%	57,027	5.34	304,521	0.00%	17.48%
2011	1.40%	70,575	4.55	320,800	0.00%	-9.93%
2010	1.40%	80,884	5.05	408,213	0.00%	22.66%
2009	1.40%	103,529	4.11	425,982	0.00%	54.70%
2008	1.40%	125,001	2.66	332,472	0.08%	-44.76%
Janus Aspen Series - Overseas Portfolio - Service Shares (JAIGS)
2012	1.40%	68,524	12.45	852,787	0.70%	11.59%
2011	1.40%	65,223	11.15	727,406	0.38%	-33.28%
2010	1.40%	70,886	16.72	1,184,973	0.52%	23.27%
2009	1.40%	87,200	13.56	1,182,511	0.41%	76.57%
2008	1.40%	107,536	7.68	825,917	1.02%	-52.90%
Emerging Markets Debt Portfolio - Class I (MSEM)
2012	1.40%	389	36.12	14,049	2.85%	16.31%
2011	1.40%	390	31.05	12,111	4.60%	5.54%
2010	1.40%	740	29.42	21,774	4.02%	8.21%
2009	1.40%	809	27.19	21,998	7.30%	28.39%
2008	1.40%	1,466	21.18	31,049	5.79%	-16.17%
U.S. Real Estate Portfolio - Class I (MSVRE)
2012	1.40%	18,802	36.43	684,874	0.86%	14.21%
2011	1.40%	23,891	31.89	761,996	0.83%	4.44%
2010	1.40%	26,156	30.54	798,708	2.15%	28.14%
2009	1.40%	33,215	23.83	791,531	3.19%	26.56%
2008	1.40%	39,261	18.83	739,286	3.37%	-38.77%
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2012	1.40% to 1.80%	60,374	15.62 to 15.39	943,171	0.95%	13.05% to 12.59%
2011	1.40% to 1.80%	75,509	13.82 to 13.67	1,043,414	1.52%	-0.76% to -1.16%
2010	1.40% to 1.80%	105,148	13.93 to 13.83	1,464,159	0.15%	11.88% to 11.42%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2012	1.40%	17,105	18.74	320,468	8.20%	12.95%
2011	1.40%	18,203	16.59	301,941	8.33%	2.37%
2010	1.40%	20,941	16.20	339,323	8.64%	11.57%
2009	1.40%	21,012	14.52	305,164	8.49%	43.96%
2008	1.40%	64,035	10.09	646,032	8.87%	-29.00%
NVIT Emerging Markets Fund - Class III (GEM3)
2012	1.40%	10,067	25.00	251,647	0.40%	15.59%
2011	1.40%	15,903	21.63	343,889	0.72%	-23.48%
2010	1.40%	16,310	28.26	460,956	0.07%	14.59%
2009	1.40%	18,346	24.66	452,457	1.29%	61.20%
2008	1.40%	13,819	15.30	211,426	1.05%	-58.42%
NVIT International Equity Fund - Class I (GIG)
2012	1.40%	14,815	11.88	176,040	0.82%	13.99%
2011	1.40%	16,793	10.42	175,060	1.87%	-11.03%
2010	1.40%	261	11.72	3,058	0.73%	11.71%
2009	1.40%	932	10.49	9,775	1.12%	27.91%
2008	1.40%	983	8.20	8,061	1.39%	-46.81%
NVIT International Equity Fund - Class III (GIG3)
2012	1.40%	9,803	18.98	186,023	1.37%	13.96%
2011	1.40%	5,439	16.65	90,571	1.44%	-11.03%
2010	1.40%	3,244	18.72	60,732	0.70%	11.69%
2009	1.40%	5,931	16.76	99,389	1.07%	27.86%
2008	1.40%	7,691	13.11	100,802	1.11%	-46.80%
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2012	1.40%	213	15.26	3,251	1.26%	15.30%
2011	1.40%	458	13.24	6,062	0.47%	-12.85%
2010	1.40%	1,594	15.19	24,211	0.17%	13.99%
2009	1.40%	2,164	13.32	28,835	0.10%	33.25%	****

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Core Bond Fund - Class I (NVCBD1)
2012	1.40%	1,788	$12.33	$22,038	2.99%	6.24%
2011	1.40%	1,865	11.60	21,637	2.95%	5.11%
2010	1.40%	2,156	11.04	23,797	2.93%	5.56%
2009	1.40%	236	10.46	2,468	1.26%	4.57%	****
NVIT Nationwide Fund - Class I (TRF)
2012	1.40% to 1.80%	133,593	11.39 to 11.12	1,521,315	1.34%	12.61% to 12.15%
2011	1.40% to 1.80%	170,388	10.11 to 9.91	1,723,072	1.13%	-0.88% to -1.28%
2010	1.40% to 1.80%	199,343	10.20 to 10.04	2,033,729	1.00%	11.86% to 11.41%
2009	1.40% to 1.80%	228,796	9.12 to 9.01	2,086,719	1.33%	24.33% to 23.83%
2008	1.40% to 1.80%	289,598	7.34 to 7.28	2,124,296	1.35%	-42.37% to -42.61%
NVIT Government Bond Fund - Class I (GBF)
2012	1.40% to 1.80%	169,600	17.10 to 14.57	2,898,511	2.06%	1.61% to 1.20%
2011	1.40% to 1.80%	211,415	16.82 to 14.40	3,556,067	2.93%	5.76% to 5.33%
2010	1.40% to 1.80%	242,160	15.91 to 13.67	3,851,533	2.87%	3.31% to 2.90%
2009	1.40% to 1.80%	313,063	15.40 to 13.29	4,819,729	3.33%	1.25% to 0.84%
2008	1.40% to 1.80%	382,890	15.21 to 13.18	5,822,009	4.09%	6.21% to 5.78%
American Century NVIT Growth Fund - Class I (CAF)
2012	1.40%	26,953	7.02	189,183	0.53%	12.42%
2011	1.40%	31,767	6.24	198,329	0.53%	-2.08%
2010	1.40%	48,442	6.38	308,852	0.62%	17.58%
2009	1.40%	55,242	5.42	299,548	0.56%	31.60%
2008	1.40%	66,745	4.12	275,011	0.26%	-39.57%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2012	1.40%	1,768	14.72	26,034	1.44%	14.28%
2011	1.40%	2,324	12.88	29,929	1.83%	-5.27%
2010	1.40%	1,917	13.60	26,062	1.47%	13.03%
2009	1.40%	5,743	12.03	69,079	0.87%	25.42%
2008	1.40%	37,891	9.59	363,379	2.08%	-37.73%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2012	1.40%	21,629	13.21	285,802	1.44%	3.70%
2011	1.40%	36,840	12.74	469,431	1.83%	1.49%
2010	1.40%	71,864	12.55	902,251	2.24%	4.41%
2009	1.40%	88,182	12.02	1,060,358	1.86%	7.56%
2008	1.40%	103,509	11.18	1,157,205	3.39%	-7.34%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2012	1.40%	112,591	14.35	1,616,194	1.98%	9.26%
2011	1.40%	81,793	13.14	1,074,636	1.90%	-1.44%
2010	1.40%	135,599	13.33	1,807,518	1.97%	9.36%
2009	1.40%	160,995	12.19	1,962,338	1.53%	17.47%
2008	1.40%	194,274	10.38	2,015,847	2.73%	-24.27%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2012	1.40%	61,749	14.76	911,139	1.35%	12.16%
2011	1.40%	84,731	13.16	1,114,664	2.03%	-3.49%
2010	1.40%	89,206	13.63	1,216,023	1.91%	11.26%
2009	1.40%	99,881	12.25	1,223,795	1.31%	22.65%
2008	1.40%	116,524	9.99	1,164,046	2.41%	-32.35%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2012	1.40%	55,906	14.06	786,286	1.71%	6.52%
2011	1.40%	57,312	13.20	756,695	2.12%	0.64%
2010	1.40%	97,147	13.12	1,274,524	2.12%	7.00%
2009	1.40%	112,396	12.26	1,378,132	1.74%	12.96%
2008	1.40%	126,164	10.85	1,369,506	3.03%	-16.23%
NVIT Mid Cap Index Fund - Class I (MCIF)
2012	1.40% to 1.80%	82,810	24.30 to 17.58	2,009,854	1.00%	15.82% to 15.35%
2011	1.40% to 1.80%	104,621	20.98 to 15.24	2,192,782	0.76%	-3.91% to -4.30%
2010	1.40% to 1.80%	119,764	21.83 to 15.92	2,612,416	1.24%	24.44% to 23.93%
2009	1.40% to 1.80%	141,185	17.55 to 12.85	2,475,173	0.98%	34.84% to 34.29%
2008	1.40% to 1.80%	164,438	13.01 to 9.57	2,138,144	1.21%	-37.35% to -37.61%
NVIT Money Market Fund - Class I (SAM)
2012	1.40%	275,121	10.88	2,993,017	0.00%	-1.40%
2011	1.40%	330,014	11.03	3,641,308	0.00%	-1.40%
2010	1.40%	387,456	11.19	4,335,655	0.00%	-1.40%
2009	1.40%	477,214	11.35	5,415,861	0.05%	-1.36%
2008	1.40%	806,754	11.51	9,281,870	1.98%	0.62%
NVIT Multi-Manager International Growth Fund - Class III (NVMIG3)
2012	1.40%	247	15.43	3,810	0.62%	14.15%
2011	1.40%	247	13.51	3,338	1.08%	-10.63%
2010	1.40%	950	15.12	14,365	0.85%	12.44%
2009	1.40%	725	13.45	9,750	0.00%	34.48%	****
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2012	1.40%	1,689	15.73	26,560	0.53%	14.72%
2011	1.40%	1,728	13.71	23,686	0.01%	-4.26%
2010	1.40%	961	14.32	13,759	0.04%	13.89%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2012	1.40%	25,278	$16.45	$415,816	0.00%	13.29%
2011	1.40%	29,693	14.52	431,122	0.00%	-5.57%
2010	1.40%	32,827	15.38	504,744	0.00%	25.04%
2009	1.40%	35,630	12.30	438,118	0.00%	22.96%	****
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2012	1.40%	91	16.77	1,526	1.17%	14.71%
2011	1.40%	91	14.62	1,330	0.83%	-3.69%
2010	1.40%	91	15.18	1,381	1.33%	17.96%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2012	1.40%	33,845	12.32	417,022	0.00%	11.85%
2011	1.40%	39,690	11.02	437,245	0.00%	-2.04%
2010	1.40%	42,107	11.25	473,515	0.00%	23.69%
2009	1.40%	43,895	9.09	399,070	0.00%	25.68%
2008	1.40%	51,998	7.23	376,154	0.00%	-47.17%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2012	1.40%	22,192	24.68	547,628	0.84%	18.76%
2011	1.40%	26,838	20.78	557,701	0.44%	-6.40%
2010	1.40%	31,027	22.20	688,810	0.60%	24.83%
2009	1.40%	36,895	17.78	656,117	0.55%	24.45%
2008	1.40%	56,190	14.29	802,943	1.05%	-33.10%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2012	1.40%	48,271	22.64	1,093,041	0.15%	13.88%
2011	1.40%	56,947	19.88	1,132,268	0.52%	-6.88%
2010	1.40%	64,819	21.35	1,384,031	0.28%	23.57%
2009	1.40%	78,588	17.28	1,357,977	0.27%	32.82%
2008	1.40%	88,152	13.01	1,146,878	0.75%	-39.06%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2012	1.40% to 1.80%	454,585	15.66 to 15.43	7,117,263	0.68%	17.02% to 16.54%
2011	1.40% to 1.80%	546,210	13.38 to 13.24	7,308,019	0.66%	-3.60% to -3.99%
2010	1.40% to 1.80%	669,883	13.88 to 13.79	9,297,338	0.06%	7.28% to 6.84%
2009	1.40%	648	12.94	8,384	0.10%	29.38%	****
Van Kampen NVIT Comstock Value Fund - Class I (EIF)
2012	1.40%	19,745	11.04	217,979	1.11%	16.80%
2011	1.40%	28,961	9.45	273,705	1.31%	-3.69%
2010	1.40%	33,629	9.81	330,020	1.51%	14.15%
2009	1.40%	38,434	8.60	330,403	1.11%	26.75%
2008	1.40%	37,831	6.78	256,584	1.89%	-37.87%
NVIT Real Estate Fund - Class I (NVRE1)
2012	1.40%	1,092	22.60	24,678	1.06%	14.16%
2011	1.40%	1,211	19.80	23,973	0.87%	5.01%
2010	1.40%	1,399	18.85	26,372	1.95%	28.36%
2009	1.40%	1,092	14.69	16,037	0.80%	46.86%	****
VP Income & Growth Fund - Class I (ACVIG)
2012	1.40%	45,543	11.64	530,147	2.06%	13.13%
2011	1.40%	55,795	10.29	574,096	1.52%	1.67%
2010	1.40%	68,169	10.12	689,886	1.52%	12.55%
2009	1.40%	75,256	8.99	676,685	4.75%	16.44%
2008	1.40%	114,633	7.72	885,199	2.15%	-35.50%
VP International Fund - Class I (ACVI)
2012	1.40%	118,705	12.18	1,446,290	0.85%	19.46%
2011	1.40%	126,979	10.20	1,295,048	1.40%	-13.27%
2010	1.40%	142,631	11.76	1,677,303	2.44%	11.71%
2009	1.40%	163,178	10.53	1,717,807	2.04%	31.89%
2008	1.40%	177,711	7.98	1,418,431	0.87%	-45.60%
VP International Fund - Class III (ACVI3)
2012	1.40%	12,061	14.88	179,495	0.97%	19.46%
2011	1.40%	17,729	12.46	220,864	1.31%	-13.27%
2010	1.40%	17,950	14.36	257,852	2.40%	11.71%
2009	1.40%	20,879	12.86	268,476	1.97%	31.89%
2008	1.40%	39,720	9.75	387,245	0.86%	-45.60%
VP Ultra(R) Fund - Class I (ACVU1)
2012	1.40%	2,006	12.03	24,110	0.00%	12.33%
2011	1.40%	3,097	10.71	33,166	0.00%	-0.35%
2010	1.40%	5,092	10.74	54,701	0.47%	14.46%
2009	1.40%	3,608	9.39	33,862	0.28%	32.60%
2008	1.40%	3,624	7.08	25,651	0.00%	-42.30%
VP Value Fund - Class I (ACVV)
2009	1.40% to 1.80%	111,300	15.24 to 12.39	1,695,143	5.79%	18.19% to 17.71%
2008	1.40% to 1.80%	165,273	12.90 to 10.52	2,130,331	2.55%	-27.80% to -28.10%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2012	1.40%	8,815	17.10	150,716	0.41%	14.12%
2011	1.40%	7,005	14.98	104,953	0.69%	-0.84%
2010	1.40%	6,427	15.11	97,110	0.65%	24.07%
2009	1.40%	9,492	12.18	115,588	2.64%	23.28%
2008	1.40%	10,443	9.88	103,169	0.96%	-31.88%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2012	1.40% to 1.80%	61,042	$ 13.65 to 12.44	$832,664	3.73%	8.88% to 8.44%
2011	1.40% to 1.80%	78,713	12.53 to 11.47	986,260	1.69%	7.49% to 7.05%
2010	1.40% to 1.80%	81,437	11.66 to 10.72	949,191	2.33%	13.70% to 13.24%
2009	1.40% to 1.80%	101,158	10.26 to 9.46	1,036,969	2.75%	20.84% to 20.35%
2008	1.40% to 1.80%	129,293	8.49 to 7.86	1,096,900	2.06%	-30.54% to -30.82%
Quality Bond Fund II - Primary Shares (FQB)
2012	1.40% to 1.80%	63,402	17.73 to 15.22	1,123,446	3.72%	8.18% to 7.74%
2011	1.40% to 1.80%	67,358	16.39 to 14.13	1,103,286	5.17%	0.84% to 0.44%
2010	1.40% to 1.80%	78,193	16.25 to 14.07	1,270,132	5.15%	6.99% to 6.55%
2009	1.40% to 1.80%	105,771	15.19 to 13.20	1,606,200	7.01%	18.75% to 18.27%
2008	1.40% to 1.80%	137,716	12.79 to 11.16	1,761,283	5.63%	-8.59% to -8.96%
VIP Contrafund Portfolio - Service Class (FCS)
2009	1.40% to 1.80%	452,254	13.37 to 13.05	6,044,070	1.27%	33.77% to 33.22%
2008	1.40% to 1.80%	540,024	9.99 to 9.80	5,395,389	0.78%	-43.42% to -43.65%
VIP Equity-Income Portfolio - Service Class (FEIS)
2012	1.40% to 1.80%	163,209	13.93 to 12.03	2,271,651	2.89%	15.54% to 15.07%
2011	1.40% to 1.80%	194,336	12.05 to 10.46	2,341,213	2.25%	-0.55% to -0.95%
2010	1.40% to 1.80%	241,813	12.12 to 10.56	2,927,607	1.63%	13.48% to 13.02%
2009	1.40% to 1.80%	301,086	10.68 to 9.34	3,212,867	2.14%	28.21% to 27.69%
2008	1.40% to 1.80%	369,965	8.33 to 7.32	3,078,390	1.96%	-43.51% to -43.74%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2009	1.40%	59,776	6.54	391,021	0.38%	43.68%
2008	1.40%	65,920	4.55	300,125	0.25%	-55.69%
VIP Growth Portfolio - Service Class (FGS)
2012	1.40% to 1.80%	474,132	9.84 to 9.35	4,664,620	0.47%	12.94% to 12.48%
2011	1.40% to 1.80%	561,651	8.71 to 8.31	4,892,714	0.25%	-1.26% to -1.66%
2010	1.40% to 1.80%	670,629	8.82 to 8.45	5,916,030	0.17%	22.32% to 21.83%
2009	1.40% to 1.80%	770,987	7.21 to 6.94	5,560,387	0.32%	26.35% to 25.84%
2008	1.40% to 1.80%	927,408	5.71 to 5.51	5,293,609	0.63%	-47.97% to -48.19%
VIP High Income Portfolio - Service Class (FHIS)
2012	1.40%	52,014	14.43	750,638	5.50%	12.59%
2011	1.40%	58,070	12.82	744,317	5.65%	2.47%
2010	1.40% to 1.80%	77,421	12.51 to 15.77	969,560	7.56%	12.20% to 11.74%
2009	1.40% to 1.80%	64,454	11.15 to 14.12	719,619	7.62%	41.76% to 41.19%
2008	1.40% to 1.80%	67,240	7.86 to 10.00	529,553	7.09%	-26.11% to -26.41%
VIP Overseas Portfolio - Service Class (FOS)
2012	1.40%	51,246	11.19	573,228	1.72%	18.85%
2011	1.40%	65,388	9.41	615,403	1.24%	-18.39%
2010	1.40%	71,845	11.53	828,507	1.25%	11.41%
2009	1.40%	83,463	10.35	863,888	2.06%	24.67%
2008	1.40%	92,927	8.30	771,537	2.14%	-44.65%
VIP Overseas Portfolio - Service Class R (FOSR)
2012	1.40%	8,466	14.36	121,556	1.60%	18.98%
2011	1.40%	12,413	12.07	149,800	1.22%	-18.46%
2010	1.40%	14,453	14.80	213,887	1.19%	11.43%
2009	1.40%	18,076	13.28	240,070	2.08%	24.72%
2008	1.40%	19,429	10.65	206,907	2.17%	-44.67%
VIP Value Strategies Portfolio - Service Class (FVSS)
2012	1.40%	24,958	16.46	410,882	0.53%	25.32%
2011	1.40%	24,396	13.14	320,489	0.84%	-10.12%
2010	1.40%	27,884	14.62	407,550	0.48%	24.69%
2009	1.40%	25,734	11.72	301,670	1.10%	55.19%
2008	1.40%	7,039	7.55	53,170	0.59%	-51.86%
ClearBridge Variable Equity Income Builder Portfolio - Class I (LPVCII)
2012	1.40%	77,379	10.31	798,096	2.87%	12.60%
2011	1.40%	90,692	9.16	830,724	3.11%	6.39%
2010	1.40% to 1.80%	106,302	8.61 to 8.48	915,174	3.45%	10.69% to 10.24%
2009	1.40% to 1.80%	160,306	7.78 to 7.69	1,246,851	3.27%	21.18% to 20.69%
2008	1.40% to 1.80%	189,183	6.42 to 6.37	1,214,252	0.85%	-35.93% to -36.19%
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I (SBTRP)
2012	1.40% to 1.80%	297,942	9.14 to 8.93	2,723,079	1.60%	13.37% to 12.90%
2011	1.40% to 1.80%	354,459	8.06 to 7.91	2,857,710	1.26%	-7.51% to -7.88%
2010	1.40% to 1.80%	434,007	8.72 to 8.59	3,783,041	1.64%	14.97% to 14.51%
2009	1.40% to 1.80%	522,000	7.58 to 7.50	3,957,515	1.32%	27.55% to 27.03%
2008	1.40% to 1.80%	633,084	5.94 to 5.90	3,762,993	1.41%	-37.47% to -37.72%
Legg Mason ClearBridge Variable Large Cap Value Portfolio: Class I (SBVI)
2012	1.40%	86,272	15.29	1,319,269	2.20%	14.87%
2011	1.40%	100,741	13.31	1,341,120	2.11%	3.49%
2010	1.40%	124,160	12.86	1,597,185	2.79%	7.93%
2009	1.40%	159,628	11.92	1,902,529	1.85%	22.76%
2008	1.40%	208,194	9.71	2,021,351	1.16%	-36.53%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Western Asset Variable Global High Yield Bond Portfolio: Class I (SBVHY)
2012	1.40%	27,266	$22.87	$623,667	7.14%	16.67%
2011	1.40%	31,081	19.61	609,386	7.77%	0.29%
2010	1.40%	32,871	19.55	642,608	8.39%	13.31%
2009	1.40%	39,317	17.25	678,338	10.16%	53.38%
2008	1.40%	51,620	11.25	580,638	8.25%	-31.79%
Guardian Portfolio - I Class Shares (AMGP)
2012	1.40%	4,224	15.12	63,854	0.26%	11.14%
2011	1.40%	5,761	13.60	78,356	0.46%	-4.30%
2010	1.40%	6,172	14.21	87,714	0.30%	17.35%
2009	1.40%	13,539	12.11	163,954	1.10%	27.87%
2008	1.40%	20,135	9.47	190,697	0.48%	-38.13%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2012	1.40%	68,016	15.75	1,071,053	0.00%	10.84%
2011	1.40%	72,312	14.21	1,027,388	0.00%	-0.93%
2010	1.40%	87,349	14.34	1,252,658	0.00%	27.29%
2009	1.40%	99,616	11.27	1,122,291	0.00%	29.76%
2008	1.40%	142,153	8.68	1,234,251	0.00%	-44.16%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2012	1.40%	24,283	13.93	338,368	0.42%	14.96%
2011	1.40%	25,407	12.12	307,964	0.00%	-12.60%
2010	1.40%	30,683	13.87	425,502	0.66%	14.05%
2009	1.40%	41,255	12.16	501,641	2.65%	53.89%
2008	1.40%	43,622	7.90	344,678	0.49%	-53.06%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2012	1.40%	250	13.85	3,463	0.23%	9.42%
2011	1.40%	262	12.66	3,317	0.34%	-4.43%
2010	1.40%	275	13.25	3,643	0.03%	21.14%
2009	1.40%	823	10.94	9,012	1.73%	29.59%
2008	1.40%	2,210	8.44	18,652	2.36%	-40.29%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2009	1.40% to 1.80%	292,665	10.17 to 7.83	2,975,041	0.33%	42.50% to 41.92%
2008	1.40% to 1.80%	340,114	7.14 to 5.51	2,426,481	0.16%	-46.28% to -46.50%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2012	1.40% to 1.80%	204,255	11.66 to 11.50	2,381,774	0.94%	15.23% to 14.76%
2011	1.40% to 1.80%	251,547	10.12 to 10.02	2,545,529	0.90%	-1.41% to -1.81%
2010	1.40% to 1.80%	308,870	10.26 to 10.20	3,170,377	1.15%	14.48% to 14.02%
2009	1.40% to 1.80%	364,593	8.97 to 8.95	3,268,914	2.00%	26.49% to 25.98%
2008	1.40% to 1.80%	451,093	7.09 to 7.10	3,197,488	1.65%	-39.33% to -39.58%
Mid-Cap Growth Fund/VA - Non-Service Shares (OVAG)
2012	1.40%	143,369	9.98	1,431,247	0.00%	14.81%
2011	1.40%	170,415	8.69	1,481,761	0.00%	-0.32%
2010	1.40% to 1.80%	198,921	8.72 to 8.60	1,735,007	0.00%	25.68% to 25.17%
2009	1.40% to 1.80%	230,821	6.94 to 6.87	1,601,885	0.00%	30.75% to 30.22%
2008	1.40% to 1.80%	252,007	5.31 to 5.28	1,337,613	0.00%	-49.78% to -49.99%
VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2012	1.40%	19,597	32.53	637,558	0.00%	27.99%
2011	1.40%	14,576	25.42	370,512	1.07%	-26.78%
2010	1.40%	16,147	34.71	560,539	0.58%	25.07%
2009	1.40%	16,891	27.76	468,845	0.16%	110.20%
2008	1.40%	17,574	13.21	232,071	0.00%	-65.27%
VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2012	1.40%	7,387	38.93	287,559	0.89%	1.94%
2011	1.40%	1,064	38.19	40,633	1.20%	-17.62%
2010	1.40%	1,184	46.36	54,886	0.37%	27.43%
2009	1.40%	1,313	36.38	47,765	0.30%	55.33%
2008	1.40%	1,699	23.42	39,791	0.36%	-46.88%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	1.40%	4,721	13.56	64,033	0.00%	-10.08%
2010	1.40%	5,778	15.08	87,157	0.00%	22.78%
2009	1.40%	4,934	12.29	60,619	0.00%	54.90%
2008	1.40%	3,064	7.93	24,303	0.09%	-44.68%
Janus Aspen Series - Overseas Portfolio - Service II Shares (obsolete) (JAIGS2)
2011	1.40%	18,501	19.54	361,559	0.30%	-33.28%
2010	1.40%	23,676	29.29	693,499	0.54%	23.28%
2009	1.40%	23,977	23.76	569,661	0.42%	76.57%
2008	1.40%	32,703	13.46	440,068	2.66%	-52.88%
VIP Trust - Emerging Markets Fund: Class R1 (obsolete) (VWEMR)
2011	1.40%	6,919	20.49	141,762	1.11%	-26.79%
2010	1.40%	8,795	27.99	246,155	0.57%	25.09%
2009	1.40%	8,682	22.37	194,254	0.09%	110.41%
2008	1.40%	14,358	10.63	152,678	0.00%	-65.25%

(Continued)

NATIONWIDE VARIABLE ACCOUNT-8 NOTES TO FINANCIAL STATEMENTS

December 31, 2012

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Global Hard Assets Fund: Class R1 (obsolete) (VWHAR)
2011	1.40%	10,440	$28.46	$297,131	1.17%	-17.57%
2010	1.40%	12,318	34.52	425,244	0.35%	27.45%
2009	1.40%	11,871	27.09	321,553	0.22%	55.41%
2008	1.40%	9,873	17.43	172,079	0.31%	-46.85%
NVIT Worldwide Leaders Fund - Class I (obsolete) (GEF)
2010	1.40%	19,003	11.39	216,404	1.02%	9.90%
2009	1.40%	21,966	10.36	227,636	1.05%	23.25%
2008	1.40%	24,085	8.41	202,495	0.70%	-45.12%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2010	1.40%	2,207	19.83	43,761	0.93%	9.80%
2009	1.40%	3,547	18.06	64,051	1.02%	23.25%
2008	1.40%	4,793	14.65	70,225	0.59%	-45.11%
NVIT Mid Cap Growth Fund - Class I (obsolete) (SGRF)
2008	1.40%	71,928	5.33	383,412	0.00%	-46.87%
NVIT Technology & Communications Fund - Class I (obsolete) (GGTC)
2009	1.40%	680	2.92	1,985	0.00%	50.33%
2008	1.40%	682	1.94	1,324	0.00%	-49.29%
NVIT Technology & Communications Fund - Class III (obsolete) (GGTC3)
2009	1.40%	839	10.87	9,131	0.00%	50.31%
2008	1.40%	505	7.23	3,652	0.00%	-49.31%
Series Trust II - Mid Cap Value Portfolio (obsolete) (JPMCVP)
2008	1.40%	4,980	9.39	46,763	1.18%	-34.14%
U.S. Equity Flex I Portfolio (obsolete) (WSCP)
2010	1.40%	1,118	12.23	13,675	0.15%	12.86%
2009	1.40%	2,665	10.84	28,885	0.00%	8.38%	****
U.S. Equity Flex II Portfolio (obsolete) (WGIP)
2008	1.40%	2,623	8.70	22,811	2.89%	-37.08%

2012	Reserves for annuity contracts in payout phase:			0
2012	Contract owners equity:			$53,241,333
2011	Reserves for annuity contracts in payout phase:			0
2011	Contract owners equity:			$56,256,397
2010	Reserves for annuity contracts in payout phase:			0
2010	Contract owners equity:			$70,198,443
2009	Reserves for annuity contracts in payout phase:			0
2009	Contract owners equity:			$73,345,721
2008	Reserves for annuity contracts in payout phase:			43,537
2008	Contract owners equity:			$74,582,700

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.
****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.